Long-term Borrowings, Capital Lease Obligations and License Agreements	12 Months Ended
Dec. 31, 2017
Long-term Borrowings, Capital Lease Obligations and License Agreements
Long-Term Borrowings, Capital Lease Obligations and License Agreements

Note 11 Long-term Borrowings, Capital Lease Obligations and License Agreements

Long-term debt as of December 31, 2017 and 2016 consists of:

(in thousands)	2017	2016
3.800% Senior Notes due April 1, 2021 (5 year tranche), net of discount and debt issuance costs[1]	$745,000	743,625
4.800% Senior Notes due April 1, 2026 (10 year tranche), net of discount and debt issuance costs[1]	743,042	742,383
2.375% Senior Notes due June 1, 2018 (5 year tranche), net of discount and debt issuance costs[1]	549,532	548,615
3.750% Senior Notes due June 1, 2023 (10 year tranche), net of discount and debt issuance costs[1]	544,780	543,947
LIBOR + 1.500%, unsecured term facility, due February 23, 2021, with quarterly principal and interest payments, net of debt issuance costs	368,645	697,832
LIBOR + 1.300%, unsecured revolving loan, due February 23, 2021, with monthly interest payments on outstanding balances	200,000	70,000
1.380% note payable due December 31, 2017, with monthly interest and principal payments	-	13,853
Total debt	3,150,999	3,360,255
Less current portion	(559,050)	(48,040)
Noncurrent portion of long-term debt	$2,591,949	3,312,215

[1]

As of December 31, 2017 and 2016, the estimated fair values of the Company’s Senior Notes totaled $2.684 billion and $2.678 billion, respectively. The estimated fair values of the Company’s Senior Notes were based on quoted prices in an active market and are considered to be level 1 measurements.

Bilateral Loan Facility Commitment Letter

On December 16, 2017, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with PCP CYN Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of the Company, MW CYN Merger Sub, LLC, a Delaware limited liability company and a wholly owned subsidiary of the Company, Cayan Holdings LLC, a Delaware limited liability company (“Cayan”), PCP MW Holding Corp., a Delaware corporation and equityholder of Cayan (“PCP”), and Parthenon Investors IV L.P., a Delaware limited partnership, solely in its capacity as the representative of the equityholders of Cayan and PCP. In connection with the execution of the Merger Agreement, on December 16, 2017, the Company entered into a commitment letter with Bank of America N.A. (the “Commitment Party”), pursuant to which the Commitment Party has committed to provide a $450.0 million two-year, bilateral loan facility (the “Bilateral Loan Facility”) to finance the mergers to the extent the Company has not obtained alternative financing to pay the merger consideration on or prior to the closing. See Note 25 for further discussion of the Company’s completion of the Cayan acquisition on January 11, 2018.

Senior Notes

Concurrently with entering into the Stock Purchase Agreement to acquire TransFirst, the Company obtained commitments for a $2.0 billion 364-day bridge term loan facility from JPMorgan Chase Bank, N.A., J.P. Morgan Securities LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, Bank of America N.A., The Bank of Tokyo-Mitsubishi UFJ, Ltd, U.S. Bank National Association, Wells Fargo Securities, LLC and Wells Fargo Bank, National Association (collectively, the “Commitment Parties”). Thereafter, the Commitment Parties assigned portions of their commitments to certain other bridge facility lenders. Based on the terms of the bridge term loan facility commitment letter, upon entering into a credit agreement (the ‘2016 Credit Agreement”), the total commitments under the bridge term loan facility were reduced from $2.0 billion to $1.15 billion by the amount of a  $400 million term loan (the “Delayed Draw Term Loan”) commitment and the portion of a  $800 million unsecured revolving credit facility (the “Revolving Loan Facility”) commitments in excess of $350 million. The bridge term loan facility was terminated in March 2016 after the issuance of the Notes described below.

On March 17, 2016, the Company closed its sale of $750 million aggregate principal amount of 3.800% Senior Notes due 2021 and $750 million aggregate principal amount of 4.800% Senior Notes due 2026 (collectively, the “2016 Notes”) pursuant to an agreement (the “Underwriting Agreement”) with J.P. Morgan Securities LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated, as representatives of the underwriters, whereby the Company agreed to sell and the Underwriters agreed to purchase the 2016 Notes from the Company, subject to and upon the terms and conditions set forth in the Underwriting Agreement. The Company used the net proceeds of the transaction to pay a portion of the approximately $2.35 billion purchase price of the Company’s acquisition of TransFirst and related fees and expenses. The 2016 Notes were issued pursuant to a Senior Indenture, dated as of March 17, 2016, between the Company and Regions Bank, as trustee. The balance as of December 31, 2017 was $745.0 million net of discount and debt issuance costs for the Senior Notes due April 1, 2021 and $743.0 million net of discount and debt issuance costs for the Senior Notes due April 1, 2026.

In May 2013, the Company closed its issuance of $550.0 million aggregate principal amount of 2.375% Senior Notes due 2018 and $550.0 million aggregate principal amount of 3.750% Senior Notes due 2023 (collectively, the “2013 Notes”) pursuant to an Underwriting Agreement with J.P. Morgan Securities LLC, as representative of certain underwriters (the “Underwriters”), whereby the Company agreed to sell and the Underwriters agreed to purchase the 2013 Notes from the Company, subject to and upon the terms and conditions set forth in the Underwriting Agreement. The interest on the 2013 Notes are payable semiannually. The Company paid fees in 2013 associated with the issuance of these 2013 Notes of approximately $8.9 million and recorded discounts of approximately $4.3 million that are being amortized over the life of the 2013 Notes. The Company used the net proceeds of the transaction to pay a portion of the $1.4 billion purchase price of the Company’s acquisition of Netspend and related fees and expenses. The 2013 Notes were issued pursuant to an Indenture dated as of May 22, 2013 between the Company and Wells Fargo Bank, National Association, as trustee. The balance as of December 31, 2017 was $549.5 million net of discount and debt issuance costs for the Senior Notes due June 2018 and $544.8 million net of discount and debt issuance costs for the Senior Notes due June 2023.

Term Loans and Other Borrowings

On February 23, 2016, the Company entered into the 2016 Credit Agreement with JPMorgan Chase Bank, N.A., as Administrative Agent and L/C Issuer, Bank of America, N.A., as Syndication Agent and L/C Issuer, The Bank of Tokyo-Mitsubishi UFJ, LTD., U.S. Bank National Association and Wells Fargo Bank, National Association, as Co-Documentation Agents, and the other lenders party thereto, with J.P. Morgan Securities LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated, The Bank of Tokyo-Mitsubishi UFJ, LTD., U.S. Bank National Association and Wells Fargo Securities, LLC as joint lead arrangers and joint bookrunners. The 2016 Credit Agreement provided the Company with a $700 million five-year term loan facility (the “Term Loan Facility”) consisting of (i) a $300 million term loan (the “Refinancing Term Loan”) funded upon entry into the 2016 Credit Agreement and (ii) the Delayed Draw Term Loan. The 2016 Credit Agreement also provided the Company with the Revolving Loan Facility, which includes a $50 million sub-facility for the issuance of standby letters of credit. The balance as of December 31, 2017 was $368.6 million net of discount and debt issuance costs on the Term Loan Facility.

Borrowings under the 2016 Credit Agreement will accrue interest at the base rate (as defined in the 2016 Credit Agreement) or, for certain euro-denominated borrowings, the London Interbank Offered Rate (“LIBOR”), in each case plus a margin that is set based on the Company’s corporate credit ratings. The applicable margin for loans bearing interest based on LIBOR ranges from 0.900% to 1.500% for revolving loans and 1.000% to 1.750% for term loans. The applicable margin for loans bearing interest based on the base rate ranges from 0.000% to 0.500% for revolving loans and 0.000% to 0.750% for term loans. In addition, the Company will pay the lenders a facility fee ranging from 0.100% to 0.250% per annum, depending on the Company’s corporate credit ratings, on the commitments under the Revolving Loan Facility (regardless of usages) and the undrawn commitment amount in respect of the Delayed Draw Term Loan. Based on the Company’s current corporate credit ratings, (i) the applicable margin for loans accruing interest at the base rate is 0.500% for term loans and 0.300% for revolving loans and (ii) the applicable margin for loans accruing interest at LIBOR is 1.500% for term loans and 1.300% for revolving loans. The 2016 Credit Agreement contains customary covenants regarding, among other matters, the maintenance of insurance, the preservation and maintenance of the Company’s corporate existence, material compliance with laws and the payment of taxes and other material obligations. During the year ended December 31, 2017, the Company repaid $70.0 million on the Revolving Loan Facility. As of December 31, 2017, the outstanding balance on the Revolving Loan Facility was $200.0 million.

The Refinancing Term Loan was used to repay in full the Company’s outstanding loans and other obligations under that certain credit agreement, dated as of September 10, 2012, by and among the Company, the lenders party thereto and JPMorgan Chase Bank, N.A., as administrative agent thereunder, as amended, and that certain credit agreement, dated as of April 8, 2013, by and among the Company, the lenders party thereto and JPMorgan Chase Bank, N.A., as administrative agent thereunder, as amended. The Delayed Draw Term Loan was used to finance, in part, the TransFirst acquisition and related transactions, upon satisfaction of a limited set of conditions precedent. The Revolving Loan Facility is available for draws for purposes of working capital and other general corporate purposes, including to finance, in part, the acquisition and related transactions upon satisfaction of a limited set of conditions precedent. The creditor group of the modified debt remained consistent before and after the debt was amended. Any exceptions were minor.

In December 2015, the Company entered into a $30.0 million financing agreement for perpetual software licenses. The agreement was paid during 2017 and no outstanding balance remains.

Debt Covenants

The 2013 and 2016 Notes also contain various affirmative and negative covenants, including those that create limitations on the Company’s:

•	creation of liens;
•	merging or selling assets unless certain conditions are met; and
•	entering into sale/leaseback transactions.

The 2013 and 2016 Notes also contain a provision that requires the Company to repurchase all or any portion of a holder’s notes, at the holder’s option, if a Change in Control Repurchase Event occurs, as defined in the Prospectus Supplements for the 2013 and 2016 Notes offerings.

Annual Principal Payments on Long-term Debt

Required annual principal payments on long-term debt for the five years subsequent to December 31, 2017 are summarized as follows:

(in thousands)
2018	$560,000
2019	40,000
2020	40,000
2021	1,230,000
2022	-

Capital Lease Obligations and License Agreements

Capital lease obligations and license agreements as of December 31, 2017 and 2016 consist of:

(in thousands)	2017	2016
Capital lease obligations	$37,950	3,748
License agreements	4,865	-
Total capital lease obligations and license agreements	42,815	3,748
Less current portion	(6,762)	(2,687)
Noncurrent portion of capital leases and license agreements	$36,053	1,061

The Company acquires various computer equipment, software, machinery and equipment and furniture and fixtures under capital lease obligations and license agreements. Refer to Notes 7, 8 and 21 for more information. The capital lease and license agreements obligations have various payment terms for each capital lease obligation, including single payment leases, monthly, quarterly and annually. The lease terms for the equipment and software range from one to six years.

The future minimum lease payments under capital leases and license agreements as of December 31, 2017 are summarized as follows:

(in thousands)	Capital Leases	License Agreements
2018	$6,652	1,449
2019	6,204	1,621
2020	6,127	1,275
2021	6,127	691
2022	6,095	39
Thereafter	11,484	-
Total minimum lease payments	42,689	5,075
Less amount representing interest	(4,739)	(210)
Principal minimum lease payments	$37,950	4,865